GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS - Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit (loss) [abstract]
Revenue	$ 1,803.8	$ 1,787.7
Cost of sales excluding depletion, depreciation and amortization	(1,042.4)	(1,029.0)
Gross margin excluding depletion, depreciation and amortization	761.4	758.7
Depletion, depreciation and amortization	(426.8)	(462.3)
Impairment of mining properties (Note 11)	(256.9)	(711.3)
Mine operating earnings/(loss)	77.7	(414.9)
Expenses
General and administrative	(113.6)	(100.2)
Exploration and evaluation	(21.2)	(14.9)
Equity (loss)/income from associates	0.0	0.0
Other expenses	(23.6)	(39.7)
Total mineral property (impairment)/reversal for non-operating mines	(99.6)	96.2
Operating (loss)/income	(180.3)	(473.5)
Finance income	3.4	1.6
Finance expense	(141.1)	(143.8)
Net finance expense	(137.7)	(142.2)
Loss before taxes	(318.0)	(615.7)
Income tax recovery	113.9	324.9
Net loss from continuing operations	(204.1)	(290.8)
Net loss from discontinued operations	0.0	(17.5)
Net loss	(204.1)	(308.3)
Net loss from continuing operations	(194.4)	(307.9)
Attributable to:
Yamana Gold Inc. equityholders	(194.4)	(307.9)
Non-controlling interests	(9.7)	(0.4)
Net loss	(204.1)	(308.3)
Other comprehensive loss, net of income tax	12.7	(4.3)
Total comprehensive loss	(191.4)	(312.6)
Yamana Gold Inc. (parent)
Expenses
Net loss from continuing operations	(194.4)	(290.4)
Reportable Legal Entities | Yamana Gold Inc. (parent)
Profit (loss) [abstract]
Revenue	1,555.6	1,845.9
Cost of sales excluding depletion, depreciation and amortization	(1,536.5)	(1,786.9)
Gross margin excluding depletion, depreciation and amortization	19.1	59.0
Depletion, depreciation and amortization	(6.5)	(7.3)
Impairment of mining properties (Note 11)	0.0	0.0
Mine operating earnings/(loss)	12.6	51.7
Expenses
General and administrative	(50.9)	(48.6)
Exploration and evaluation	(0.9)	(0.6)
Equity (loss)/income from associates	(176.6)	(366.6)
Other expenses	(4.4)	5.6
Total mineral property (impairment)/reversal for non-operating mines	0.0	0.0
Operating (loss)/income	(220.2)	(358.5)
Finance income	123.8	130.9
Finance expense	(137.1)	(97.7)
Net finance expense	(13.3)	33.2
Loss before taxes	(233.5)	(325.3)
Income tax recovery	29.3	17.0
Net loss from continuing operations	(204.2)	(308.3)
Net loss from discontinued operations	0.0	0.0
Net loss	(204.2)	(308.3)
Net loss from continuing operations	(204.2)	(308.3)
Attributable to:
Yamana Gold Inc. equityholders	(204.2)	(308.3)
Non-controlling interests	0.0	0.0
Net loss	(204.2)	(308.3)
Other comprehensive loss, net of income tax	5.6	(4.3)
Total comprehensive loss	(198.6)	(312.6)
Reportable Legal Entities | Guarantor subsidiaries
Profit (loss) [abstract]
Revenue	1,780.6	1,653.6
Cost of sales excluding depletion, depreciation and amortization	(1,141.1)	(1,108.0)
Gross margin excluding depletion, depreciation and amortization	639.5	545.6
Depletion, depreciation and amortization	(322.7)	(347.0)
Impairment of mining properties (Note 11)	0.0	(600.5)
Mine operating earnings/(loss)	316.8	(401.9)
Expenses
General and administrative	(9.8)	(20.5)
Exploration and evaluation	(10.1)	(8.7)
Equity (loss)/income from associates	(26.5)	65.6
Other expenses	(15.9)	(15.7)
Total mineral property (impairment)/reversal for non-operating mines	0.0	0.0
Operating (loss)/income	254.5	(381.2)
Finance income	75.0	85.3
Finance expense	(205.2)	(258.5)
Net finance expense	(130.2)	(173.2)
Loss before taxes	124.3	(554.4)
Income tax recovery	(214.3)	284.7
Net loss from continuing operations	(90.0)	(269.7)
Net loss from discontinued operations	0.0	(11.6)
Net loss	(90.0)	(281.3)
Net loss from continuing operations	(90.0)	(281.3)
Attributable to:
Yamana Gold Inc. equityholders	(90.0)	(281.3)
Non-controlling interests	0.0	0.0
Net loss	(90.0)	(281.3)
Other comprehensive loss, net of income tax	0.0	0.0
Total comprehensive loss	(90.0)	(281.3)
Reportable Legal Entities | Non-guarantors
Profit (loss) [abstract]
Revenue	403.0	435.0
Cost of sales excluding depletion, depreciation and amortization	(294.0)	(279.8)
Gross margin excluding depletion, depreciation and amortization	109.0	155.2
Depletion, depreciation and amortization	(97.6)	(108.0)
Impairment of mining properties (Note 11)	(256.9)	(110.8)
Mine operating earnings/(loss)	(245.5)	(63.6)
Expenses
General and administrative	(52.9)	(31.1)
Exploration and evaluation	(10.2)	(5.6)
Equity (loss)/income from associates	0.0	0.0
Other expenses	(3.3)	(29.6)
Total mineral property (impairment)/reversal for non-operating mines	(99.6)	96.2
Operating (loss)/income	(411.5)	(33.7)
Finance income	201.7	208.8
Finance expense	(203.1)	(217.2)
Net finance expense	(1.4)	(8.4)
Loss before taxes	(412.9)	(42.1)
Income tax recovery	298.9	23.2
Net loss from continuing operations	(114.0)	(18.9)
Net loss from discontinued operations	0.0	(5.9)
Net loss	(114.0)	(24.8)
Net loss from continuing operations	(104.3)	(24.4)
Attributable to:
Yamana Gold Inc. equityholders	(104.3)	(24.4)
Non-controlling interests	(9.7)	(0.4)
Net loss	(114.0)	(24.8)
Other comprehensive loss, net of income tax	7.1	0.0
Total comprehensive loss	(106.9)	(24.8)
Eliminations and reclassifications
Profit (loss) [abstract]
Revenue	(1,935.4)	(2,146.8)
Cost of sales excluding depletion, depreciation and amortization	1,929.2	2,145.7
Gross margin excluding depletion, depreciation and amortization	(6.2)	(1.1)
Depletion, depreciation and amortization	0.0	0.0
Impairment of mining properties (Note 11)	0.0	0.0
Mine operating earnings/(loss)	(6.2)	(1.1)
Expenses
General and administrative	0.0	0.0
Exploration and evaluation	0.0	0.0
Equity (loss)/income from associates	203.1	301.0
Other expenses	0.0	0.0
Total mineral property (impairment)/reversal for non-operating mines	0.0	0.0
Operating (loss)/income	196.9	299.9
Finance income	(397.1)	(423.4)
Finance expense	404.3	429.6
Net finance expense	7.2	6.2
Loss before taxes	204.1	306.1
Income tax recovery	0.0	0.0
Net loss from continuing operations	204.1	306.1
Net loss from discontinued operations	0.0	0.0
Net loss	204.1	306.1
Net loss from continuing operations	204.1	306.1
Attributable to:
Yamana Gold Inc. equityholders	204.1	306.1
Non-controlling interests	0.0	0.0
Net loss	204.1	306.1
Other comprehensive loss, net of income tax	0.0	0.0
Total comprehensive loss	$ 204.1	$ 306.1